Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Interest Income	$ 11,357	$ 11,529	$ 11,757	$ 12,118	$ 12,135	$ 12,267	$ 12,045	$ 12,414	$ 46,762	$ 48,861
Net Interest Income	9,959	10,028	10,146	10,445	10,397	10,439	10,153	10,372	40,578	41,361
Net Income / (Loss)	$ 1,966	$ 1,384	$ 936	$ 1,293	$ 1,489	$ 1,193	$ 523	$ 753	$ 5,579	$ 3,958
Basic Earnings per Common Share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36
Diluted Earnings per Common Share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36